ACQUISITIONS	12 Months Ended
Jun. 30, 2023
ACQUISITIONS
ACQUISITIONS

5. ACQUISITIONS

a) Acquisition of Extraction Technologies, LLC

On February 26, 2021, the Company, through its wholly-owned subsidiary, Cordova WA Holdings, LLC, completed the acquisition of Extraction Technologies, LLC (“Extraction Tech”), an arm’s length Washington- based company (the “Washington Acquisition”). The Washington Acquisition includes the purchase of a 10,900 sq. ft. manufacturing building, processing equipment, and contracts with tolling and white label customers. The Consideration for the Washington Acquisition is three million (3,000,000) common shares of the Company issued on closing and five hundred thousand (500,000) common shares for every US $125,000 in EBITDA generated by Extraction Tech during the 12-month period beginning on the 3-month anniversary post-closing and ending on the 15-month anniversary of the closing date (the “Earnout Payment”). The maximum Earnout Payment that can be earned by Extraction Tech is four million (4,000,000) common shares.

The Earnout Payment was considered a contingent consideration. At the end of the 15 month period, the conditions for the Earnout Payment were not met and accordingly, was not recognized.

The following table summarizes the fair value of consideration paid on acquisition date and the allocation of the Consideration to the assets and liabilities acquired.

$
Consideration paid
3,000,000 Common shares	953,250
Earnout share consideration	-
Total consideration:	953,250

Purchase Price Allocation
Accounts receivable	2,258
Inventory	5,178
Bank overdraft	(2,266)
Capital assets	1,777,385
Mortgage payable	(829,305)
953,250

b) Acquisition of 10062771 Manitoba Ltd.

On December 1, 2020, the Company acquired 51% of the issued and outstanding shares of 10062771 Manitoba Ltd. (“Manitoba Ltd”), a Manitoba-based cannabis retail venture (the “Transaction”). Manitoba Ltd is considered to be a related party by virtue of a common officer and director. Per the terms of the Transaction, the Company acquired 51% of the issued and outstanding shares of Manitoba Ltd on a fully-diluted basis (the “Purchased Shares”). The consideration for the Purchased Shares was one hundred fifty thousand dollars ($150,000) payable in cash on closing of the Transaction (the “Consideration”). In addition, Cordova agreed to loan up to one hundred fifty thousand dollars ($150,000) to Manitoba Ltd to enable the opening of the second store in Manitoba. On December 1, 2020, the total Subscription Price of $150,000 was fully paid to Manitoba Ltd.

The following table summarises the recognized amounts of assets acquired and liabilities assumed at the date of acquisition.

Cash	29,795
Prepaid expense	4,595
Inventory	72,265
Furnitures and fixtures	12,251
Leasehold improvements	3,889
Right-of-use assets	101,333
Lease liabilities	(101,333)
Other liabilities assumed	(101,317)
Total identifiable net assets acquired	21,478

The fair value of non-controlling interest at the acquisition date was calculated as follows:

$
Cash consideration transferred	150,000
Ownership acquired	51%
Fair value of Manitoba Ltd	294,118
Fair value attributable to the controlling interests of Manitoba Ltd	(150,000)
Non-controlling interest	144,118

The Company recognized the intangible assets – licenses at the acquisition date and calculated their fair value as follows:

$
Cash consideration	150,000
Consideration received by Manitoba Ltd.	(150,000)
Non-controlling interests	144,118
Deferred tax liability	45,359
Fair value of identifiable assets	(21,478)
Fair value of licenses	167,999

c) Acquisition of additional shares of 2734158 Ontario Inc.

On September 17, 2020, the Company acquired an additional 10.35% of the common shares of 273 Ontario not previously owned by Cordova (the “Additional Shares”). The total purchase price for the Additional Shares amounted to $305,267, of which $72,539 was paid on closing, and the remaining amounts will be paid as follows:

•	payment of $157,167 paid on the earlier of retail license approval of Cordova by the Alcohol and Gaming Commission of Ontario or January 15, 2021 (the “License Payment”);

•	payment of $36,269 on the date three months after the License Payment; and

•	payment of $39,292 on the date nine months after the License Payment

As Cordova previously controlled 273 Ontario with 50.1% ownership interest, this transaction resulted in a change to Cordova’s ownership stake and was accounted for as an equity transaction.

The $139,095 difference between the carrying value $166,172 for the non-controlling interests and the

$305,267 consideration paid was recognized directly in deficit.

During the year ended June 30, 2021, the Company paid $72,539 on closing and the License Payment for total payments in the amount of $265,975. During the year ended June 30, 2022, the Company paid the remaining

$39,292 outstanding. The total amount outstanding by the Company for the payment of the Additional Shares as at June 30, 2022 was $nil (2021 - $39,292).

During the year ended June 30, 2021, 273 Ontario paid dividends in the amount of $450,000. Of the $450,000 dividends paid, $177,975 were paid to the non-controlling interest shareholders of 273 Ontario.

During the year ended June 30, 2022, 273 Ontario paid dividends in the amount of $87,831. Of the $87,831 paid, $34,737 was paid to the non-controlling interest shareholders of 273 Ontario.

During the year ended June 30, 2023, there were no dividends paid to 273 Ontario.